Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2024
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value	Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss
In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in profit and loss. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in profit and loss. On derecognition of the financial liability no amounts relating to own credit risk are recycled to the income statement. The
Barclays Bank Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Barclays Bank Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 13).
The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 16.

	Barclays Bank Group
	2024		2023
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	76,833	92,479	67,486	81,651
Deposits	46,383	48,201	43,602	44,912
Repurchase agreements and other similar secured borrowing	156,024	156,600	186,906	187,786
Subordinated debt	537	957	579	942
Financial liabilities designated at fair value	279,777	298,237	298,573	315,291
(The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 16.)
The cumulative own credit net loss recognised for Barclays Bank Group is £1,434m (2023: £307m)